Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following reflects the net income and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2020	2019	2018
Net income	8,105	16,967	11,779

Weighted average number of ordinary shares	54,099,504	54,106,171	40,451,474
Share options	174,689	141,000	141,000
Treasury shares	11,080	—	—
Weighted average number of shares, adjusted for dilution	54,285,273	54,247,171	40,592,474

Earnings per share
- Basic and diluted	0.15	0.31	0.29

Dividends declared per share	0.20	0.10	—